TRADE AND OTHER PAYABLES (Details Narrative) - CAD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 12, 2021	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Interest rates	80.00%
Short-term lease commitments		$ 157	$ 147
Lease expense		$ 158	190
Legal fees			$ 635
Bottom [Member]
Statement [Line Items]
Interest rates		9.50%
Lease terms		19 months
Up [Member]
Statement [Line Items]
Interest rates		12.00%
Lease terms		89 months